Acquisition of Agamemnon Container Carrier Corp (M/V Agamemnon) - Pro Forma Financial Information (Table) (Details) (Agamemnon Container Carrier Corp, USD $)
In Thousands, except Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Agamemnon Container Carrier Corp
Business Acquisition [Line Items]
Total revenues	$ 154,227	$ 137,065
Partnership's net income	2,210	72,508
Partnership's net income available to preferred unit holders	10,809	0
General Partner's interest in Partnership's net (loss) / income	(172)	1,450
Common unit holders interest in Partnership's net (loss) / income	$ (8,427)	$ 71,058
Pro-forma weighted average of Partnership's common units outstanding	68,256,072	47,138,336
Net (loss) / income per common unit (basic and diluted)	$ (0.12)	$ 1.51